Summary of significant accounting policies (Interest Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Amortization of issuance cost related to other long term debt	$ 8,624,334	$ 4,384,801	$ 9,371,957
Interest expense related to capital leases	1,385,292	1,705,739	2,055,995
Interest on borrowings	271,831,465	197,410,532	196,243,562
Total interest costs	281,841,091	203,501,072	207,671,514
Total interest costs capitalized	(182,595,395)	(137,347,632)	(177,814,682)
Interest expense, net	$ 99,245,696	$ 66,153,440	$ 29,856,832